Segments (Details) - Schedule of Revenues, Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketplace
Total Brand revenues, net	$ 2,698,581
Total revenues, net	5,685,987	475,175
Advertising and eCommerce sales [Member]
Marketplace
Total Brand revenues, net	2,987,406	475,175
Product Sales [Member]
Marketplace
Total Brand revenues, net	3,185,931
Returns and discounts [Member]
Marketplace
Total Brand revenues, net	$ (487,350)